OTHER PAYABLES AND ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Accrued expenses	$ 1,996	$ 3,527
Other tax payables	6,101	5,693
Salary payable	1,635	1,664
Temporary receipt of insurance premium	443	355
Temporary receipt of insurance claims	802	650
Deposits received	2,128	1,296
Other current liabilities	629	467
Total	$ 13,734	$ 13,652